TAXES PAYABLE	12 Months Ended
Jun. 30, 2025
TAXES PAYABLE
TAXES PAYABLE

NOTE 16. TAXES PAYABLE

Taxes payable consisted of the following:

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
VAT payable	¥439,771	¥193,484	$27,010
Income tax payable	440,060	440,030	61,426
Other taxes payable	113,534	162,115	22,630
Total taxes payable	¥993,365	¥795,629	$111,066